CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the year	$ (15,887)	$ (37,509)	$ (24,769)
Adjustments required to reflect the cash flow from operating activities (see Appendix A)	24,685	9,962	11,963
Net cash provided by (used in) operating activities	8,798	(27,547)	(12,806)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capitalized development costs	(15,948)	(13,706)	(6,059)
Acquisition of property and equipment	(611)	(1,518)	(2,637)
Loans extended to others	(1,432)	0	0
Investments in associates	0	0	(6,449)
Loans repaid by shareholders	0	0	61
Increase in bank deposits	(2,154)	(480)	(352)
Payments for acquisitions of subsidiaries, net of cash acquired	(18,330)	440	418
Payment of deferred consideration with respect to business combinations	0	(4,500)	(7,335)
Interest received	1,684	76	2
Investments in financial assets	(195)	(6,856)	(446)
Proceeds from sub-lessee	155	0	158
Net cash used in investing activities	(36,831)	(26,544)	(22,639)
CASH FLOWS FROM FINANCING ACTIVITIES:
Initial public offering (IPO)	0	0	132,560
Interest paid	(2,651)	(504)	(630)
Changes in short-term bank credit	39,135	5,874	(11,393)
Support received (royalties paid) in respect to government assistance plans	(55)	(40)	(199)
Transactions with non-controlling interests	0	(186)	(1,069)
Repayment of long-term bank loans	(998)	(2,282)	(1,971)
Receipt of long-term loans from others	0	6,908	0
Repayment of long-term loans from others	(3,626)	(2,577)	(2,175)
Receipt of loans from shareholders	0	0	8,900
Repayment of loans from shareholders	0	0	(8,900)
Decrease in other long-term liabilities	(249)	(288)	(295)
Employee options exercised	2,177	1,152	718
Principal lease payments	(2,182)	(1,851)	(1,406)
Net cash provided by financing activities	31,551	6,206	114,140
Increase (Decrease) in cash and cash equivalents	3,518	(47,885)	78,695
Balance of cash and cash equivalents at beginning of year	33,880	87,332	8,195
Gains (losses) from exchange differences on cash and cash equivalents	906	(6,189)	626
Gains (losses) from translation of cash and cash equivalents of foreign activity	82	622	(184)
Balance of cash and cash equivalents at end of year	38,386	33,880	87,332
Adjustments in respect of:
Depreciation and amortization	12,505	9,028	7,198
Post-employment benefit obligations, net	25	(107)	139
Deferred taxes	(294)	(181)	25
Finance expenses, net	750	4,544	269
Expenses in respect of long-term employee benefits	237	245	193
Share in losses of associate company	1,555	1,794	538
Long-term deferred income	(85)	(104)	(26)
Expenses in respect of share-based payment	6,027	8,747	8,850
Total adjustments	20,720	23,966	17,186
Changes in operating asset and liability items:
Increase in restricted cash transferable to customers for processing activity	(15,739)	(10,424)	(5,529)
Increase in receivables from processing activity	(17,880)	(10,986)	(5,429)
Increase in trade receivables	(12,487)	(8,272)	(5,136)
Increase in other current assets	(1,073)	(936)	(1,352)
Decrease (increase) in inventory	3,239	(12,592)	(2,631)
Increase in payables in respect of processing activity	41,187	20,510	13,832
Increase (decrease) in trade payables	1,189	4,519	(3,775)
Increase in other payables	5,529	4,177	4,797
Total changes in operating asset and liability items	3,965	(14,004)	(5,223)
Total adjustments required to reflect the cash flow from operating activities	24,685	9,962	11,963
Appendix B – Information regarding investing and financing activities not involving cash flows:
Purchase of property and equipment on credit	97	215	118
Acquisition of right-of-use assets through lease liabilities	338	2,048	1,428
Recognition of Sub lease asset	455	0	0
Share based payments costs attributed to development activities, capitalized as intangible assets	$ 825	$ 909	$ 649